Operating Lease (Details) - Schedule of related to operating leases	Jun. 30, 2022
Schedule of Related to Operating Leases [Abstract]
Weighted-average remaining lease term of operating leases	3 years 4 months 24 days
Weighted-average discount rate of operating leases	4.74%